SHAREHOLDERS' EQUITY (Outstanding Warrants and Rights) (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Apr. 24, 2013
Outstanding	339,880
Exercisable	339,880
Exercise price	$ 3.49
Exercisable through	Apr. 23, 2016